Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 04, 2022	Mar. 31, 2021
Warrants [Abstract]
Warrant issued (in Shares)				489,812
Warrants issued			$ 412,299
Fair value of the warrants		$ 60,454